CONVERTIBLE DEBENTURE (Details) - Convertible Debenture	Dec. 29, 2023 USD ($) D $ / shares
INTEREST-BEARING LOANS AND BORROWINGS
Total issuance value	$ 50,000,000
Purchase price	$ 48,750,000
Short-term loans, interest rate	4.00%
Conversion Price (in dollar per share) | $ / shares	$ 10
Scheduled trading days' | D	10
Principal amount being redeemed (as a percent)	5.00%
Breach of Registration Rights
INTEREST-BEARING LOANS AND BORROWINGS
Accrued interest per annum	8.00%
Default, Without Duplication of Specified Additional Interest
INTEREST-BEARING LOANS AND BORROWINGS
Accrued interest per annum	15.00%
Maximum
INTEREST-BEARING LOANS AND BORROWINGS
Ordinary shares issuable upon the conversion	5,100,000